Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000199439 | Purchased Options
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000199439 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	56.90%
C000227329 | 680033107 | Old National Bancorp
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 87161C501 | Synovus Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 72346Q104 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000227329 | 840441109 | SouthState Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000227329 | 97650W108 | Wintrust Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 45826H109 | Integer Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000227329 | 844895102 | Southwest Gas Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 42704L104 | Herc Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000227329 | 537008104 | Littelfuse, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000227329 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000227329 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000227329 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000227329 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000227329 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000227329 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000227329 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000227329 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000227329 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000227329 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000227329 | Financials
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000248358 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000248358 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	81.00%
C000074420 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000074420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000074420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000074420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000074420 | Financials
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000074420 | Communications
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000074420 | Technology
Holdings [Line Items]
Percent of Net Asset Value	34.70%